Non-current liabilities (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred lease inducement	$ 407	$ 438
Change in fair value of contingent consideration	1,158	(209)
Federal Economic Development Agency for Southern Ontario [Member]
Statement [Line Items]
Non-interest bearing contribution agreement	211	335
Monthly repayments	$ 10
Market interest rate	15.00%
Aquisition of Fluorinov [Member]
Statement [Line Items]
Contingent consideration	$ 801	$ 1,959
Change in fair value of contingent consideration	$ 1,158